Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND INC
Central Index Key	0000825316
Amendment Flag	false
Document Creation Date	Jun 27, 2013
Document Effective Date	Jun 27, 2013
Prospectus Date	May 1, 2013

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein VPS Global Thematic Growth Portfolio

AllianceBernstein VPS International Growth Portfolio

Supplement dated June 27, 2013 to the Summary Prospectuses and Prospectuses dated May 1, 2013 of the AllianceBernstein VPS Global Thematic Growth Portfolio and AllianceBernstein VPS International Growth Portfolio (together the “Prospectuses”).

Each of the Portfolios listed above is hereinafter referred to as a “Portfolio” or collectively, the “Portfolios”.

*        *        *        *        *

Summary Information

The following changes will be made to the “Principal Strategies” in the Summary section of the Prospectuses for each Portfolio.

AllianceBernstein VPS Global Thematic Growth Portfolio

The second sentence of the second paragraph is revised to read as follows:

Drawing on the global fundamental and quantitative research capabilities of the Adviser, the Adviser seeks to identify long-term secular growth trends that will affect multiple industries.

The last sentence of the third paragraph is revised to read as follows:

The Adviser normally considers a large universe of mid- to large-capitalization companies worldwide for investment.

The last sentence of the fifth paragraph is deleted.

The following is added as a principal risk under the “Principal Risks” section:

•

Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV.

AllianceBernstein VPS International Growth Portfolio

The last sentence of the third paragraph is deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Supplement [Text Block]	avpsfi_SupplementTextBlock

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein VPS Global Thematic Growth Portfolio

AllianceBernstein VPS International Growth Portfolio

Supplement dated June 27, 2013 to the Summary Prospectuses and Prospectuses dated May 1, 2013 of the AllianceBernstein VPS Global Thematic Growth Portfolio and AllianceBernstein VPS International Growth Portfolio (together the “Prospectuses”).

Each of the Portfolios listed above is hereinafter referred to as a “Portfolio” or collectively, the “Portfolios”.

*        *        *        *        *

Summary Information

The following changes will be made to the “Principal Strategies” in the Summary section of the Prospectuses for each Portfolio.

AllianceBernstein VPS Global Thematic Growth Portfolio

The second sentence of the second paragraph is revised to read as follows:

Drawing on the global fundamental and quantitative research capabilities of the Adviser, the Adviser seeks to identify long-term secular growth trends that will affect multiple industries.

The last sentence of the third paragraph is revised to read as follows:

The Adviser normally considers a large universe of mid- to large-capitalization companies worldwide for investment.

The last sentence of the fifth paragraph is deleted.

The following is added as a principal risk under the “Principal Risks” section:

•

Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV.

AllianceBernstein VPS International Growth Portfolio

The last sentence of the third paragraph is deleted.

AllianceBernstein Global Thematic Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	avpsfi_SupplementTextBlock

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein VPS Global Thematic Growth Portfolio

AllianceBernstein VPS International Growth Portfolio

Supplement dated June 27, 2013 to the Summary Prospectuses and Prospectuses dated May 1, 2013 of the AllianceBernstein VPS Global Thematic Growth Portfolio and AllianceBernstein VPS International Growth Portfolio (together the “Prospectuses”).

Each of the Portfolios listed above is hereinafter referred to as a “Portfolio” or collectively, the “Portfolios”.

*        *        *        *        *

Summary Information

The following changes will be made to the “Principal Strategies” in the Summary section of the Prospectuses for each Portfolio.

AllianceBernstein VPS Global Thematic Growth Portfolio

The second sentence of the second paragraph is revised to read as follows:

Drawing on the global fundamental and quantitative research capabilities of the Adviser, the Adviser seeks to identify long-term secular growth trends that will affect multiple industries.

The last sentence of the third paragraph is revised to read as follows:

The Adviser normally considers a large universe of mid- to large-capitalization companies worldwide for investment.

The last sentence of the fifth paragraph is deleted.

The following is added as a principal risk under the “Principal Risks” section:

•

Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV.

AllianceBernstein International Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	avpsfi_SupplementTextBlock

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein VPS Global Thematic Growth Portfolio

AllianceBernstein VPS International Growth Portfolio

Supplement dated June 27, 2013 to the Summary Prospectuses and Prospectuses dated May 1, 2013 of the AllianceBernstein VPS Global Thematic Growth Portfolio and AllianceBernstein VPS International Growth Portfolio (together the “Prospectuses”).

Each of the Portfolios listed above is hereinafter referred to as a “Portfolio” or collectively, the “Portfolios”.

*        *        *        *        *

Summary Information

The following changes will be made to the “Principal Strategies” in the Summary section of the Prospectuses for each Portfolio.

AllianceBernstein VPS International Growth Portfolio

The last sentence of the third paragraph is deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 27, 2013